Contents of Significant Accounts - Financial Assets Measured at Cost, Non-Current (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [line items]
Financial assets measured at cost, non-current	$ 0	$ 0	$ 0	$ 2,218,472
Common stocks [member]
Disclosure of financial assets [line items]
Financial assets measured at cost, non-current				473,134
Preferred stocks [member]
Disclosure of financial assets [line items]
Financial assets measured at cost, non-current				1,657,388
Funds [member]
Disclosure of financial assets [line items]
Financial assets measured at cost, non-current				$ 87,950